Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000127071
Account Value [Line Items]
Line Graph and Table Measure Name	1789 Growth & Income Fund - Class P Shares
Account Value	$ 19,951	$ 17,872	$ 15,730	$ 15,932	$ 15,071	$ 11,517	$ 11,971	$ 11,117	$ 10,607	$ 10,018	$ 10,000
C000092837
Account Value [Line Items]
Line Graph and Table Measure Name	1789 Growth & Income Fund - Class C Shares
Account Value	$ 18,047	16,338	14,515	14,848	14,196	10,958	11,500	10,790	10,399	9,925	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Account Value	$ 24,316	21,711	20,480	20,653	19,122	12,470	14,967	13,727	12,582	10,885	10,000
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Account Value	$ 24,316	$ 21,711	$ 20,480	$ 20,653	$ 19,122	$ 12,470	$ 14,967	$ 13,727	$ 12,582	$ 10,885	$ 10,000